Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Write-off	€ 88	€ 13
Changes in the scope of consolidation	779	673
Other changes	96	121
Goodwill	3,133	3,138
Plenitude
Intangible assets
Goodwill	2,909	2,927
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude
Intangible assets
Goodwill	€ 1,215
Period over which management has projected cash flows	4 years
Growth rate used to extrapolate cash flow projections	0.00%
Discount rate	5.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 6,400
CGU Domestic-Foreign Market | Renewables business of Plenitude
Intangible assets
Amount by which unit's recoverable amount exceeds its carrying amount if one percent point increase in weighted average cost of capital (WACC)	€ 130
Expected percentage of reduction in power prices (as a percent)	4.00%
Goodwill	€ 976
Period over which management has projected cash flows	4 years
CGU Domestic-Foreign Market | Renewables business of Plenitude | Minimum
Intangible assets
Discount rate	5.50%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Maximum
Intangible assets
Discount rate	6.10%
CGU Domestic-Foreign Market | Be Power | E-mobility business of Plentitude
Intangible assets
Goodwill	€ 718
Period over which management has projected cash flows	4 years
Growth rate used to extrapolate cash flow projections	4.60%
Discount rate	10.80%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 400
Accumulated impairment
Intangible assets
Goodwill	(2,656)
Intangible assets with definite useful lives
Intangible assets
Write-off	88	13
Changes in the scope of consolidation	752	191
Other changes	120	185
Decrease of intangible assets	(28)
Intangible assets with definite useful lives | Definitive allocation
Intangible assets
Other changes	58
Intangible assets with definite useful lives | Plenitude
Intangible assets
Changes in the scope of consolidation	237
Intangible assets with definite useful lives | Novamont group
Intangible assets
Changes in the scope of consolidation	515
Intangible assets with definite useful lives | Nigerian Agip Oil Company Ltd. [member] | Assets held for sale
Intangible assets
Other changes	(25)
Goodwill
Intangible assets
Changes in the scope of consolidation	25	482
Other changes	(24)	(64)
Goodwill | Definitive allocation
Intangible assets
Changes in the scope of consolidation	(24)
Goodwill | Plenitude
Intangible assets
Changes in the scope of consolidation	6
Goodwill | Novamont group
Intangible assets
Changes in the scope of consolidation	19
Exploration rights
Intangible assets
Write-off	85	13
Changes in the scope of consolidation		(200)
Other changes	(27)	(2)
Capitalized costs for customer acquisition | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	393	358
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	1,148	692
Customer relationship
Intangible assets
Intangible assets other than goodwill	92	€ 101
Intangible assets in progress | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	€ 879